UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	04/30/06

FORM N-CSR
Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Board Members Information
25	Officers of the Fund
F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

CitizensSelect
Prime Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. O’Connor, Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

For the 12-month period ended April 30, 2006, CitizensSelect Prime Money Market Fund produced yields of 3.74% for Class A shares, 3.49% for Class B shares, 3.24% for Class C shares and 2.86% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields1 of 3.80% for Class A shares, 3.54% for Class B shares, 3.28% for Class C shares and 2.90% for Class D shares.2

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund’s performance?

Investor sentiment began the reporting period on a cautious note, with the possibility of slower global economic growth weighing on investor sentiment. Still, as it had since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, implementing hikes in May and June 2005 that raised the federal funds rate to 3.25% by the summer.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In July and August, stronger employment data helped convince investors that economic growth was solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate, and the Fed raised the federal funds rate to 3.5% in early August. Then, on August 29, Hurricane Katrina struck the Gulf Coast, and oil prices spiked to more than $70 per barrel.Although some analysts believed that the Fed would pause at its September meeting to assess the storm’s economic impact, the central bank remained on course, increasing the federal funds rate to 3.75% . In fact, U.S. GDP grew at a relatively robust 4.3% annualized rate during the third quarter of 2005.

As was widely expected, the Fed raised interest rates in early November when the economy continued to show signs of strength. December saw a decline in the unemployment rate to 4.9%, further evidence that the U.S. economy remained on solid footing. However, when the Fed implemented its final rate increase of 2005 at its December meeting to 4.25%, a change in the language in its accompanying announcement convinced some analysts that the credit tightening campaign might be nearing completion. A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown and hopes of an imminent end to higher interest rates soon dissipated, however, when the unemployment rate slid to 4.7%, a multi-year low, and the Fed raised the federal funds rate to 4.5% at its January meeting.The employment report for February showed a better-than-expected increase, helping to alleviate any lingering expectations of an economic slowdown. Accordingly, few investors were surprised when the Fed in late March implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% . Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

New economic data in April also suggested that the U.S. economy might be stronger than many analysts previously expected. Despite

4

some slowing in the housing market, good job creation, strong consumer confidence and brisk retail sales indicated that the economy continued to grow at a relatively brisk pace.

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund’s weighted average maturity shorter than industry averages.

What is the fund’s current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund’s relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided for Class D shares reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking that was in effect during the reporting period, but has since been terminated. Had these expenses not been absorbed, the fund’s yield for Class D shares would have been 2.84%, and its effective yield would have been 2.88%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.25	$ 3.50	$ 5.50
Ending value (after expenses)	$1,021.30	$1,020.10	$1,018.80	$1,016.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.51
Ending value (after expenses)	$1,023.80	$1,022.56	$1,021.32	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for
Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006
	Principal
Negotiable Bank Certificates of Deposit—9.1%	Amount ($)	Value ($)

Barclays Bank PLC (Yankee)
4.90%, 6/27/06	20,000,000	20,000,000
Canadian Imperial Bank of Commerce (Yankee)
4.96%, 6/26/06	20,000,000	20,000,000
Credit Suisse (Yankee)
4.75%, 7/5/06	20,000,000	20,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $60,000,000)		60,000,000

Commercial Paper—78.2%

Allied Irish Banks N.A. Inc.
4.81%, 5/11/06	20,000,000	19,973,389
Amstel Funding Corp.
4.79%, 5/9/06	20,000,000 [a]	19,978,800
Atlantic Asset Securitization LLC
4.88%, 5/30/06	5,042,000 [a]	5,022,342
Atlantis One Funding Corp.
4.91%, 6/22/06	20,000,000 [a]	19,859,889
Bank of America Corp.
4.75%, 5/12/06	20,000,000	19,971,204
Beethoven Funding Corp.
5.03%, 6/26/06	10,000,000 [a]	9,922,378
BNP Paribas Finance Inc.
4.82%, 5/1/06	20,000,000	20,000,000
Bryant Park Funding LLC
4.82%, 5/11/06	23,093,000 [a]	23,062,209
Concord Minutemen Capital Co. LLC
4.79%, 5/8/06	20,000,000 [a]	19,981,450
Cullinan Finance Ltd.
4.75%, 5/8/06	23,000,000 [a]	22,978,891
DEPFA BANK PLC
4.96%, 7/3/06	20,000,000 [a]	19,828,500
Deutsche Bank Financial LLC
4.82%, 5/1/06	20,000,000	20,000,000
DnB NOR Bank ASA
4.95%, 7/5/06	20,000,000	19,823,417
FCAR Owner Trust, Ser. I
4.98%, 6/20/06	20,000,000	19,862,778
General Electric Capital Corp.
4.95%, 6/28/06	20,000,000	19,842,111

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

General Electric Capital Corp.
4.93%, 6/29/06	25,000,000	24,800,465
ING America Insurance Holdings Inc.
4.92%, 6/20/06—6/21/06	20,000,000	19,863,650
Nordea Bank Danmark A/S
4.93%, 6/30/06	20,000,000	19,837,667
Prudential Funding LLC
4.83%, 5/1/06	20,000,000	20,000,000
Santander Central Hispano Finance (Delaware) Inc.
4.91%—5.01%, 6/23/06—6/27/06	30,000,000	29,778,582
Sheffield Receivables Corp.
4.79%, 5/3/06	20,000,000 [a]	19,994,700
Skandinaviska Enskilda Banken AB
4.97%, 6/21/06	25,000,000	24,825,573
Solitaire Funding Ltd.
4.91%, 6/22/06	20,000,000 [a]	19,859,889
Swedbank (ForeningsSparbanken AB)
5.01%, 6/28/06	20,000,000	19,840,016
Three Pillars Funding LLC
4.81%, 5/10/06	20,000,000 [a]	19,976,050
UBS Finance Delaware LLC
4.82%, 5/1/06	20,000,000	20,000,000
Total Commercial Paper
(cost $518,883,950)		518,883,950

Corporate Notes—8.3%

Commonwealth Bank of Australia
4.92%, 5/24/06	15,000,000 [b]	15,000,000
Royal Bank of Scotland PLC
4.92%, 5/22/06	10,000,000 [b]	10,000,000
Societe Generale
4.80%, 5/2/06	15,000,000 [b]	15,000,000
Wells Fargo & Co.
4.78%, 5/4/06	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $55,000,000)		55,000,000

8

		Principal
Time Deposits—4.5%		Amount ($)	Value ($)

Fortis Bank (Grand Cayman)
4.82%, 5/1/06		20,000,000	20,000,000
State Street Bank and Trust Co.,
Boston, MA (Grand Cayman)
4.84%, 5/1/06		10,000,000	10,000,000
Total Time Deposits
(cost $30,000,000)			30,000,000

Total Investments (cost $663,883,950)		100.1%	663,883,950

Liabilities, Less Cash and Receivables		(.1%)	(700,710)

Net Assets		100.0%	663,183,240

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities
	amounted to $200,465,098 or 30.2% of net assets.
[b]	Variable rate security—interest rate subject to periodic change.

Portfolio Summary †

	Value (%)		Value (%)

Banking	60.1	Asset-Backed/Structured
Asset-Backed/		Investment Vehicles	3.5
Multi-Seller Programs	20.8	Asset-Backed/Single Seller	3.0
Finance	6.7
Insurance	6.0		100.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	663,883,950	663,883,950
Interest receivable		509,558
		664,393,508

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		91,394
Due to Citizens—Note 2(d)		141,300
Cash overdraft due to Custodian		977,574
		1,210,268

Net Assets ($)		663,183,240

Composition of Net Assets ($):
Paid-in capital		663,188,583
Accumulated net realized gain (loss) on investments		(5,343)

Net Assets ($)		663,183,240

Net Asset Value Per Share

Class A Shares
Net Assets ($)		222,466,137
Shares Outstanding		222,467,588
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		329,610,380
Shares Outstanding		329,613,530
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		62,811,468
Shares Outstanding		62,812,085
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		48,295,255
Shares Outstanding		48,295,380
Net Asset Value Per Share ($)		1.00

See notes to financial statements.
10

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	21,482,698
Expenses:
Management fee—Note 2(a)	536,207
Administrative service fees—Note 2(c)	894,129
Omnibus account service fees—Note 2(d)	536,207
Distribution plan fees—Note 2(b)	341,775
Total Expenses	2,308,318
Less—waiver of fees due to undertaking—Note 2(b)	(7,486)
Net Expenses	2,300,832
Investment Income—Net	19,181,866

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(86)
Net Increase in Net Assets Resulting from Operations	19,181,780

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	19,181,866	5,981,794
Net realized gain (loss) on investments	(86)	(5,079)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,181,780	5,976,715

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(6,850,182)	(1,990,376)
Class B shares	(9,664,174)	(3,356,829)
Class C shares	(1,701,673)	(506,604)
Class D shares	(965,837)	(127,985)
Total Dividends	(19,181,866)	(5,981,794)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	1,358,230,658	713,868,654
Class B shares	1,402,973,174	1,074,499,479
Class C shares	222,513,866	139,730,473
Class D shares	112,959,929	81,264,988
Dividends reinvested:
Class A shares	2,598,752	645,777
Class B shares	1,444,124	610,344
Class C shares	1,264,203	363,626
Class D shares	965,821	123,397
Cost of shares redeemed:
Class A shares	(1,272,856,508)	(650,687,009)
Class B shares	(1,321,496,059)	(1,076,814,000)
Class C shares	(205,638,643)	(169,195,333)
Class D shares	(93,986,098)	(55,506,754)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	208,973,219	58,903,642
Total Increase (Decrease) in Net Assets	208,973,133	58,898,563

Net Assets ($):
Beginning of Period	454,210,107	395,311,544
End of Period	663,183,240	454,210,107

See notes to financial statements.
12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.037	.017	.009	.014
Distributions:
Dividends from investment income—net	(.037)	(.017)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.80	1.71	.91	1.42

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.20	.20	.20
Ratio of net expenses to average net assets	.20	.20	.20	.18
Ratio of net investment income
to average net assets	3.84	1.72	.90	1.39

Net Assets, end of period ($ X 1,000)	222,466	134,493	70,667	65,309

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.035	.014	.007	.012
Distributions:
Dividends from investment income—net	(.035)	(.014)	(.007)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.54	1.46	.65	1.18

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.45
Ratio of net expenses to average net assets	.45	.45	.45	.42
Ratio of net investment income
to average net assets	3.53	1.47	.66	1.12

Net Assets, end of period ($ X 1,000)	329,610	246,689	248,396	476,230

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

14

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.032	.012	.004	.010
Distributions:
Dividends from investment income—net	(.032)	(.012)	(.004)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.29	1.20	.40	.98

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70	.70
Ratio of net expenses to average net assets	.70	.70	.70	.62
Ratio of net investment income
to average net assets	3.32	1.22	.41	.96

Net Assets, end of period ($ X 1,000)	62,811	44,672	73,774	60,388

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class D Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.029	.009	.003	.007
Distributions:
Dividends from investment income—net	(.029)	(.009)	(.003)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	2.90	.94	.30	.72

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.10	1.10	1.10
Ratio of net expenses to average net assets	1.08	1.02	.80	.87
Ratio of net investment income
to average net assets	2.94	.90	.29	.62

Net Assets, end of period ($ X 1,000)	48,295	28,356	2,474	1,284

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

18

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $5,343 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $178 of the carryover expires in fiscal 2012, $5,079 expires in fiscal 2013 and $86 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2006 and April 30, 2005 were all ordinary income.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2006, Class C and Class D shares were charged $128,232 and $213,543, respectively, pursuant to the Plan. The Distributor had undertaken from May 1, 2005 through November 30, 2005 to waive a portion of Rule 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking, amounted to $7,486 for Class D shares.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2006, Class B, Class C and Class D shares were charged $683,765, $128,232 and $82,132, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2006, Class A, Class B, Class C and Class D shares were charged $178,555, $273,506, $51,293 and $32,853, respectively, pursuant to the Omnibus Account Services Agreement.

20

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $54,526 and Rule 12b-1 distribution plan fees $36,868.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $52,619 and omnibus account services plan fees $88,681.

The Fund 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Shareholders and Board of Trustees CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of CitizensSelect Prime Money Market Fund (one of the funds comprising CitizensSelect Funds), as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statement and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund, at April 30, 2006 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 83.96% of ordinary income dividends paid during its fiscal year ended April 30, 2006 as qualifying “interest related dividends.”

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185

———————

Clifford L. Alexander, Jr. (72)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody's Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60

———————

Lucy Wilson Benson (78)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

24

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
February 2002.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

CHARLES CARDONA, Executive Vice
President since February 2002.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 16 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since
February 2002.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)
JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

26

NOTES

For More Information

By telephone	By mail, write to:
Call your Citizens Registered	CitizensSelect
Representative or	875 Elm Street NE0212
1-800-242-2224.	Manchester, NH 03101

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York	Distributor
One Wall Street	Dreyfus Service Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Board Members Information
23	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

CitizensSelect
Treasury Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Treasury Money Market Fund, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. O’Connor, Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

For the 12-month period ended April 30, 2006, CitizensSelect Treasury Money Market Fund produced yields of 3.36% for Class A shares, 3.11% for Class B shares, 2.86% for Class C shares and 2.49% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields1 of 3.41% for Class A shares, 3.15% for Class B shares, 2.90% for Class C shares and 2.51% for Class D shares.2

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund’s performance?

Investor sentiment began the reporting period on a cautious note, with the possibility of slower global economic growth weighing on investor sentiment. Still, as it had since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, implementing hikes in May and June 2005 that raised the federal funds rate to 3.25% by the summer.

In July and August, stronger employment data helped convince investors that economic growth was solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate, and the Fed raised the federal funds rate to 3.5% in early August. Then, on August 29, Hurricane Katrina struck the Gulf Coast, and oil prices spiked to more than $70 per barrel.Although some analysts believed that

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the Fed would pause at its September meeting to assess the storm’s economic impact, the central bank remained on course, increasing the federal funds rate to 3.75% . In fact, U.S. GDP grew at a relatively robust 4.3% annualized rate during the third quarter of 2005.

As was widely expected, the Fed raised interest rates in early November when the economy continued to show signs of strength. December saw a decline in the unemployment rate to 4.9%, further evidence that the U.S. economy remained on solid footing. However, when the Fed implemented its final rate increase of 2005 at its December meeting to 4.25%, a change in the language in its announcement convinced some analysts that the credit tightening campaign might be nearing completion.A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown and hopes of an imminent end to higher interest rates soon dissipated, however, when the unemployment rate slid to 4.7%, a multi-year low, and the Fed raised the federal funds rate to 4.5% at its January meeting.The employment report for February showed a better-than-expected increase, helping to alleviate any lingering expectations of an economic slowdown.

At times during the first quarter of 2006, the U.S. Treasury yield curve inverted — the result of short-term rates exceeding long-term rates — a phenomenon that, in the past, had been considered a harbinger of recession. However, it appeared that the inversion of the yield curve was more likely a result of demand from overseas investors seeking competitive yields from high-quality notes and bonds. Accordingly, few investors were surprised when the Fed in late March implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% . Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

New economic data in April also suggested that the U.S. economy might be stronger than many analysts previously had expected, and the

4

U.S. Treasury yield curve began to steepen. Despite some slowing in the housing market, good job creation, strong consumer confidence and brisk retail sales indicated that the economy continued to grow at a relatively brisk pace.

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund’s weighted average maturity shorter than industry averages.

What is the fund’s current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund’s relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided for Class D shares reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking that was in effect during the reporting period, but has since been terminated. Had these expenses not been absorbed, the fund’s yield for Class D shares would have been 2.47%, and its effective yield would have been 2.50%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.25	$ 3.50	$ 5.49
Ending value (after expenses)	$1,019.30	$1,018.00	$1,016.70	$1,014.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.51
Ending value (after expenses)	$1,023.80	$1,022.56	$1,021.32	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for
Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—100.3%	Purchase (%)	Amount ($)	Value ($)

5/4/06	4.39	44,206,000	44,189,983
5/11/06	4.46	7,700,000	7,690,566
6/1/06	4.57	40,000,000	39,843,622
6/8/06	4.53	150,000,000	149,291,458
6/15/06	4.59	50,000,000	49,715,625
6/22/06	4.62	50,000,000	49,670,306
7/6/06	4.60	23,230,000	23,036,436
7/13/06	4.62	5,060,000	5,013,109
7/20/06	4.67	7,225,000	7,150,823
7/27/06	4.72	33,623,000	33,243,712

Total Investments (cost $408,845,640)		100.3%	408,845,640
Liabilities, Less Cash and Receivables		(.3%)	(1,308,392)
Net Assets		100.0%	407,537,248

Portfolio Summary †
			Value (%)

U.S. Treasury Bills			100.3

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	408,845,640	408,845,640

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		26,283
Due to Citizens—Note 2(d)		76,040
Cash overdraft due to Custodian		1,206,069
		1,308,392

Net Assets ($)		407,537,248

Composition of Net Assets ($):
Paid-in capital		407,558,354
Accumulated net realized gain (loss) on investments		(21,106)

Net Assets ($)		407,537,248

Net Asset Value Per Share

Class A Shares
Net Assets ($)		193,777,830
Shares Outstanding		193,783,351
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		195,544,916
Shares Outstanding		195,559,318
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		12,196,772
Shares Outstanding		12,197,792
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		6,017,730
Shares Outstanding		6,017,892
Net Asset Value Per Share ($)		1.00

See notes to financial statements.
8

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	13,991,398
Expenses:
Management fee—Note 2(a)	391,451
Administrative service fees—Note 2(c)	547,848
Omnibus account service fees—Note 2(d)	391,451
Distribution plan fees—Note 2(b)	79,024
Total Expenses	1,409,774
Less—waiver of fees due to undertakings—Note 2(b)	(1,418)
Net Expenses	1,408,356
Investment Income—Net	12,583,042

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(10,354)
Net Increase in Net Assets Resulting from Operations	12,572,688

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	12,583,042	5,192,981
Net realized gain (loss) on investments	(10,354)	(4,335)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,572,688	5,188,646

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,753,622)	(2,331,611)
Class B shares	(6,209,981)	(2,670,662)
Class C shares	(481,724)	(173,887)
Class D shares	(137,715)	(16,821)
Total Dividends	(12,583,042)	(5,192,981)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	256,253,028	452,231,880
Class B shares	423,915,923	970,633,664
Class C shares	35,789,894	44,331,866
Class D shares	2,034,197	6,418,946
Dividends reinvested:
Class A shares	57,090	27,207
Class B shares	401,703	160,344
Class C shares	209,220	78,147
Class D shares	137,716	16,821
Cost of shares redeemed:
Class A shares	(273,515,759)	(315,006,893)
Class B shares	(382,688,878)	(966,629,202)
Class C shares	(44,528,711)	(38,511,296)
Class D shares	(1,663,946)	(1,113,404)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	16,401,477	152,638,080
Total Increase (Decrease) in Net Assets	16,391,123	152,633,745

Net Assets ($):
Beginning of Period	391,146,125	238,512,380
End of Period	407,537,248	391,146,125

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.034	.015	.008	.013
Distributions:
Dividends from investment income—net	(.034)	(.015)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.41	1.50	.77	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.20	.20	.20
Ratio of net expenses to average net assets	.20	.20	.20	.19
Ratio of net investment income
to average net assets	3.34	1.55	.76	1.24

Net Assets, end of period ($ X 1,000)	193,778	210,987	73,735	73,357

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.031	.012	.005	.011
Distributions:
Dividends from investment income—net	(.031)	(.012)	(.005)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.16	1.25	.51	1.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.45
Ratio of net expenses to average net assets	.45	.45	.45	.42
Ratio of net investment income
to average net assets	3.16	1.30	.51	.99

Net Assets, end of period ($ X 1,000)	195,545	153,922	149,761	198,787

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

12

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.029	.010	.003	.009
Distributions:
Dividends from investment income—net	(.029)	(.010)	(.003)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	2.90	.99	.26	.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70	.70
Ratio of net expenses to average net assets	.70	.70	.70	.61
Ratio of net investment income
to average net assets	2.79	1.05	.26	.89

Net Assets, end of period ($ X 1,000)	12,197	20,727	14,828	15,327

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class D Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.025	.007	.002	.006
Distributions:
Dividends from investment income—net	(.025)	(.007)	(.002)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	2.52	.74	.18	.62

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.10	1.10	1.10
Ratio of net expenses to average net assets	1.08	1.04	.77	.89
Ratio of net investment income
to average net assets	2.49	.71	.16	.45

Net Assets, end of period ($ X 1,000)	6,018	5,510	188	39

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

16

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $21,106 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $1,272 of the carryover expires in fiscal 2011, $5,145 expires in fiscal 2012, $4,335 expires in fiscal 2013 and $10,354 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30,2006 and April 30,2005 were all ordinary income.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2006, Class C and Class D shares were charged $43,134 and $35,890, respectively, pursuant to the Plan. The Distributor had undertaken from May 1, 2005 through November 30, 2005 to waive a portion of Rule 12b-1 fees.The reduction in Rule 12b-1 fees, pursuant to the undertaking, amounted to $1,418 for Class D shares.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2006, Class B, Class C and Class D shares were charged $490,910, $43,134 and $13,804, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2006, Class A, Class B, Class C and Class D shares were charged $172,311, $196,364, $17,254 and $5,522, respectively, pursuant to the Omnibus Account Services Agreement.

18

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $20,908 and Rule 12b-1 distribution plan fees $5,375.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $43,008 and omnibus account services plan fees $33,032.

The Fund 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Shareholders and Board of Trustees CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investment, of CitizensSelect Treasury Money Market Fund (one of the funds comprising CitizensSelect Funds), as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund, at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

20

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during its fiscal year ended April 30, 2006 as qualifying “interest related dividends.” Also for state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2006 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Fund 21

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185

———————

Clifford L. Alexander, Jr. (72)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60

———————

Lucy Wilson Benson (78)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

22

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
February 2002.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

CHARLES CARDONA, Executive Vice
President since February 2002.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 16 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since
February 2002.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

The Fund 23

OFFICERS OF THE FUND (Unaudited) (continued)
JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

24

For More Information

By telephone	By mail, write to:
Call your Citizens Registered	CitizensSelect
Representative or	875 Elm Street NE0212
1-800-242-2224.	Manchester, NH 03101

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York	Distributor
One Wall Street	Dreyfus Service Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,016 in 2005 and $39,824 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2005 and $-0- in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2005 and $-0- in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,981 in 2005 and $6,618 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2005 and $-0- in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2005 and $-0- in 2006.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2005 and $-0- in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $686,197 in 2005 and $718,507 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)